Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 26, 2025
Registrant Name	dei_EntityRegistrantName	Virtus Strategy Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001423227
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A